FIDELITY (LOGO)         FMR Corp. 82 Devonshire
INVESTMENTS(Registered  Street Boston MA  02109-3614
trademark)              617 563 7000

                      December 29, 1999

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549
Attention:  File Room



Re:         Fidelity Beacon Street Trust
            (the trust):
            Fidelity Tax Managed Stock
            Fund (the fund)
            File Nos. 2-64791 and 811-4508

______________________________________________________________________

Ladies and Gentlemen:

 Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus and Statement of Additional Information with respect to the above referenced fund do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,


 /s/Eric D. Roiter
     Eric D. Roiter
     Secretary